Investment Objectives and Goals - Amplify Top 10(TM) Asia Memory ETF	Aug. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY TOP 10™ ASIA MEMORY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Top 10™ Asia Memory ETF seeks to provide investment results (before fees and expenses) that generally correlate to the total return performance of the Akros Asia Memory Semiconductor Top 10 Index (the “Index”).